Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	For the years ended June 30,
	2019	2018	2017
PRC	$6,082,916	$2,863,419	$2,516,211
Non-PRC	(9,183,561)	(260,649)	(413,400)
	$(3,100,645)	$2,602,770	$2,102,811

Schedule of statutory rate to the company's effective tax rate

	For the years ended June 30,
	2019	2018	2017
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(70.7)%	(1.8)%	4.8%
Effect of tax rate changes on deferred taxes	3.6%	-	-
Effect of PRC preferential tax rate and tax holidays	7.0%	(11.0)%	(15.1)%
R&D credits	53.4%	(18.3)%	(14.3)%
Tax receivable	5.8%	-	-
Deferred tax	(12.8)%	-	-
Change in valuation allowances	(17.0)%	7.9%	6.3%
Others	(0.3)%	(6.1)%	(12.3)%
Effective tax rate	(6.0)%	(4.3)%	(5.6)%

Schedule of provision (benefit) for income tax
	For the years ended June 30,
	2019	2018	2017
Current income tax	$86,506	$95,923	$102,568
Deferred income tax	100,109	(208,051)	(221,114)
Total provision (benefit) for income tax expenses	$186,615	$(112,128)	$(118,546)

Schedule of the deferred tax assets
	As of June 30,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$1,227,940	$915,571
Accrued expenses and other	336,383	450,612
Valuation allowances	(1,186,188)	(658,452)
Total deferred tax assets	378,135	707,731

Deferred tax liabilities:
Intangible assets	(39,914)	-
Unbilled accounts receivables	-	(169,266)
Deferred contract costs	-	(26,368)
Total deferred tax liabilities	(39,914)	(195,634)

Total deferred tax assets, net	$338,221	$512,097

Schedule of unrecognized tax benefit
For the year ended June 30, 2019
Balance as of July 1, 2018	$-
Increases — tax positions in the current period	128,467
Balance as of June 30, 2019	$128,467

Schedule of taxes payable

	As of June 30,
	2019	2018

VAT tax payable	$282,340	$228,477
Corporate income tax payable	113,083	96,636
Withholding tax payable	133,210	257,942
Disability insurance fund payable	363,149	299,645
Other tax payables	23,847	22,150
Total tax payables	$915,629	$904,850